Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts in the Consolidated Balance Sheets. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	As at October 31, 2025
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$40,455	$–	$–	$9,909	$9,909	$50,364	$50,364
Securities
Trading	212,878	6,189	–	–	–	–	219,067	219,067
Investment, net of applicable allowance	–	–	240,299	1,496	100,926	98,728	342,721	340,523
	212,878	6,189	240,299	1,496	100,926	98,728	561,788	559,590
Assets purchased under reverse repurchase agreements and securities borrowed	226,213	–	–	–	83,470	83,470	309,683	309,683
Loans, net of applicable allowance
Retail	1,128	–	442	–	646,832	648,413	648,402	649,983
Wholesale	9,724	–	690	–	383,606	382,551	394,020	392,965
	10,852	–	1,132	–	1,030,438	1,030,964	1,042,422	1,042,948
Other
Derivatives	177,206	–	–	–	–	–	177,206	177,206
Other assets (1)	14,382	–	–	–	58,487	58,487	72,869	72,869
Financial liabilities
Deposits
Personal	$942	$41,302			$487,496	$488,644	$529,740	$530,888
Business and government (2)	313	168,690			777,311	779,130	946,314	948,133
Bank (3)	–	2,908			36,654	36,657	39,562	39,565
	1,255	212,900			1,301,461	1,304,431	1,515,616	1,518,586
Other
Obligations related to securities sold short	49,891	–			–	–	49,891	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	–	242,916			46,600	46,600	289,516	289,516
Derivatives	183,953	–			–	–	183,953	183,953
Other liabilities (4)	–	21,688			58,287	58,293	79,975	79,981
Subordinated debentures	–	232			13,729	13,887	13,961	14,119

	As at October 31, 2024
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$–	$12,024	$12,024	$66,020	$66,020
Securities
Trading	182,346	954	–	–	–	–	183,300	183,300
Investment, net of applicable allowance	–	–	155,118	1,242	100,258	96,336	256,618	252,696
	182,346	954	155,118	1,242	100,258	96,336	439,918	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	–	–	–	66,492	66,492	350,803	350,803
Loans, net of applicable allowance
Retail	915	–	580	–	622,098	619,320	623,593	620,815
Wholesale	6,177	2,030	1,003	–	348,577	345,561	357,787	354,771
	7,092	2,030	1,583	–	970,675	964,881	981,380	975,586
Other
Derivatives	150,612	–	–	–	–	–	150,612	150,612
Other assets (1)	11,770	–	–	–	50,093	50,093	61,863	61,863
Financial liabilities
Deposits
Personal	$508	$33,799			$487,832	$490,170	$522,139	$524,477
Business and government (2)	191	156,238			683,241	684,748	839,670	841,177
Bank (3)	–	10,530			37,192	37,183	47,722	47,713
	699	200,567			1,208,265	1,212,101	1,409,531	1,413,367
Other
Obligations related to securities sold short	35,286	–			–	–	35,286	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663			34,658	34,658	305,321	305,321
Derivatives	163,763	–			–	–	163,763	163,763
Other liabilities (4)	(1,407)	–			69,597	69,850	68,190	68,443
Subordinated debentures	–	–			13,546	13,602	13,546	13,602

(1)	Includes financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes financial instruments recognized in Other liabilities.

Summary of Liabilities Designated as at Fair Value through Profit or Loss
Financial liabilities designated as fair value through profit or loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2025 (1)

	Contractual maturity amount (2)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (3)
Term deposits
Personal	$40,965	$41,302	$337	$72	$229
Business and government (4)	174,268	168,690	(5,578)	744	926
Bank (5)	2,903	2,908	5	–	–
	218,136	212,900	(5,236)	816	1,155
Other
Obligations related to assets sold under repurchase agreements and securities loaned	242,931	242,916	(15)	–	–
Other liabilities	26,925	21,688	(5,237)	401	401
Subordinated debentures	236	232	(4)	–	–
	$488,228	$477,736	$(10,492)	$1,217	$1,556

	As at or for the year ended October 31, 2024 (1)

	Contractual maturity amount (2)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (3)
Term deposits
Personal	$33,552	$33,799	$247	$221	$163
Business and government (4)	162,648	156,238	(6,410)	1,204	177
Bank (5)	10,520	10,530	10	–	–
	206,720	200,567	(6,153)	1,425	340
Other
Obligations related to assets sold under repurchase agreements and securities loaned	270,625	270,663	38	–	–
Other liabilities	–	–	–	–	–
Subordinated debentures	–	–	–	–	–
	$477,345	$471,230	$(6,115)	$1,425	$340

(1)
$5 million in changes in fair value attributable to changes in credit risk were recognized in income for the year ended October 31, 2025, and $17 million in cumulative changes in credit risk were included in income for positions still held life-to-date
(October 31, 2024 – $1 million and $9 million, respectively).

(2)
Reflects the contractual undiscounted amounts due at payment dates for these financial instruments. These amounts do not reconcile directly with their associated carrying values as these amounts incorporate only undiscounted amounts due at payment dates and do not recognize premiums, discounts, expectations of early redemptions or mark-to-market adjustments that are recognized in the instruments’ carrying values as at the balance sheet date.

(3)
The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2025, $19 million of fair value gains previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2024 – $15 million of fair value gains).

(4)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(5)	Bank term deposits refer to amounts from regulated banks and central banks.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss
Net gains (losses) from financial instruments classified and designated as fair value through profit or loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$6,689	$8,996
Designated as fair value through profit or loss (3)	(2,547)	(5,847)
	$4,142	$3,149
By product line (1)
Interest rate and credit (4)	$2,556	$2,580
Equities	764	389
Foreign exchange and commodities	822	180
	$4,142	$3,149

(1)	Excludes net gains from financial instruments classified as FVTPL of
$
395 million (October 31, 2024 – net gains of $2,251 million for financial instruments classified or designated as FVTPL) presented in Insurance investment result in the Consolidated Statements of Income.
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 9 for net gains (losses) on these derivatives.
(3)
For the year ended October 31, 2025, $2,555 million of net fair value losses on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2024 – losses of $5,838 million).

(4)	Includes gains (losses) recognized on cross currency interest rate swaps.

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the year ended
(Millions of Canadian dollars)	October 31 2025	October 31 2024
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$30,502	$35,550
Financial instruments measured at fair value through other comprehensive income	8,778	7,109
Financial instruments measured at amortized cost	64,545	62,292
	103,825	104,951
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$30,642	$34,150
Financial instruments measured at amortized cost	40,183	42,848
	70,825	76,998
Net interest income	$33,000	$27,953

(1)	Excludes interest and dividend income for the year end October 31, 2025 of $1,244 million (October 31, 2024 – $958 million) and interest expense of $226 million (October 31, 2024 – $120 million) presented in Insurance investment result in the Consolidated Statements of Income.
(2)	Includes dividend income for the year ended October 31, 2025 of $3,803 million (October 31, 2024 – $3,319 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2025						October 31, 2024
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$40,455	$–	$		$40,455	$–	$53,996	$–	$		$53,996
Securities
Trading
Debt issued or guaranteed by:
Canadian government
Federal	17,707	2,864	–			20,571	11,611	2,173	–			13,784
Provincial and municipal	–	16,891	–			16,891	–	16,588	–			16,588
U.S. federal, state, municipal and agencies (1)	435	40,322	–			40,757	1,852	29,136	–			30,988
Other OECD government (2)	7,152	7,265	–			14,417	2,481	2,153	–			4,634
Mortgage-backed securities	–	74	–			74	–	3	–			3
Asset-backed securities	–	1,295	–			1,295	–	1,434	–			1,434
Corporate debt and other debt	–	25,957	32			25,989	–	26,195	–			26,195
Equities	93,397	2,813	2,863			99,073	84,814	2,316	2,544			89,674
	118,691	97,481	2,895			219,067	100,758	79,998	2,544			183,300
Investment
Debt issued or guaranteed by:
Canadian government
Federal	30,110	9,756	–			39,866	4,623	8,546	–			13,169
Provincial and municipal	–	11,318	–			11,318	–	7,554	–			7,554
U.S. federal, state, municipal and agencies (1)	196	130,495	–			130,691	42	80,224	–			80,266
Other OECD government (2)	1,600	10,333	–			11,933	2,370	7,786	–			10,156
Mortgage-backed securities	–	2,645	29			2,674	–	2,603	31			2,634
Asset-backed securities	–	10,139	–			10,139	–	9,357	–			9,357
Corporate debt and other debt	–	33,544	134			33,678	–	31,839	143			31,982
Equities	547	367	582			1,496	432	304	506			1,242
	32,453	208,597	745			241,795	7,467	148,213	680			156,360
Assets purchased under reverse repurchase agreements and securities borrowed	–	226,213	–			226,213	–	284,311	–			284,311
Loans	–	10,710	1,274			11,984	–	8,924	1,781			10,705
Other
Derivatives
Interest rate contracts	–	25,871	293			26,164	–	27,719	354			28,073
Foreign exchange contracts	–	100,604	102			100,706	–	98,480	3			98,483
Credit derivatives	–	350	2			352	–	273	–			273
Other contracts	11,478	41,543	110			53,131	2,553	23,830	21			26,404
Valuation adjustments	–	(1,035)	(45)			(1,080)	–	(1,067)	14			(1,053)
Total gross derivatives	11,478	167,333	462			179,273	2,553	149,235	392			152,180
Netting adjustments					(2,067)	(2,067)					(1,568)	(1,568)
Total derivatives						177,206						150,612
Other assets	6,108	8,270	4			14,382	5,291	6,472	7			11,770
	$168,730	$759,059	$5,380		$(2,067)	$931,102	$116,069	$731,149	$5,404		$(1,568)	$851,054
Financial liabilities
Deposits
Personal	$–	$41,943	$301	$		$42,244	$–	$33,829	$478	$		$34,307
Business and government	–	169,003	–			169,003	–	156,429	–			156,429
Bank	–	2,908	–			2,908	–	10,530	–			10,530
Other
Obligations related to securities sold short	18,678	31,213	–			49,891	15,172	20,114	–			35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	242,916	–			242,916	–	270,663	–			270,663
Derivatives
Interest rate contracts	–	20,679	901			21,580	–	24,852	847			25,699
Foreign exchange contracts	–	95,045	46			95,091	–	93,164	54			93,218
Credit derivatives	–	262	–			262	–	218	–			218
Other contracts	12,657	56,287	366			69,310	3,212	42,961	324			46,497
Valuation adjustments	–	(257)	34			(223)	–	(297)	(4)			(301)
Total gross derivatives	12,657	172,016	1,347			186,020	3,212	160,898	1,221			165,331
Netting adjustments					(2,067)	(2,067)					(1,568)	(1,568)
Total derivatives						183,953						163,763
Other liabilities	–	21,688	–			21,688	287	(1,694)	–			(1,407)
Subordinated debentures	–	232	–			232	–	–	–			–
	$31,335	$681,919	$1,648		$(2,067)	$712,835	$18,671	$650,769	$1,699		$(1,568)	$669,571

(1)	United States (U.S.).
(2)	Organisation for Economic Co-operation and Development (OECD).

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2025 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives	Corporate debt and other debt	$–		Price-based	Prices	$61.56	$225.00	$88.89
	Loans	1,274		Discounted cash flows	Credit spread	1.27%	11.23%	6.25%
	Derivative liabilities		$–		Credit enhancement	11.36%	15.15%	12.63%
Government debt and municipal bonds	Corporate debt and other debt	166		Discounted cash flows	Yields	3.93%	9.00%	6.44%

Private equities, hedge fund investments and related equity derivatives	Equities	3,445		Market comparable	EV/EBITDA multiples	4.39X	16.40X	7.14X
	Derivative liabilities		–	Discounted cash flows	EV/Rev multiples	0.91X	6.36X	2.45X
				Price-based	P/E multiples	6.27X	25.20X	10.34X
					Liquidity discounts (4)	10.00%	40.00%	10.29%
					Discount rate	8.50%	8.50%	8.50%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)	Derivative assets	293		Discounted cash flows	Interest rates	2.60%	4.63%	Even
	Derivative liabilities		901	Option pricing model	CPI swap rates	1.98%	2.08%	Even
					IR-IR correlations	46.50%	94.30%	Even
					FX-IR correlations	(48.50)%	81.90%	Even
					FX-FX correlations	(80.10)%	77.70%	Even
Equity derivatives and equity-linked structured notes (6), (7)	Derivative assets	110		Discounted cash flows	Dividend yields	0.00%	8.55%	Lower
	Deposits		301	Option pricing model	EQ correlations	6.30%	95.85%	Middle
	Derivative liabilities		324		EQ-FX correlations	(77.11)%	50.38%	Middle
					EQ volatilities	6.00%	146.87%	Lower
Other (8)	Derivative assets	59
	Other assets	4
	Mortgage-backed securities	29
	Derivative liabilities		122
Total		$5,380	$1,648

As at October 31, 2024 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives	Corporate debt and other debt	$–		Price-based	Prices	$64.67	$116.25	$92.07
	Loans	1,781		Discounted cash flows	Credit spread	1.45%	10.90%	6.17%
	Derivative liabilities		$2		Credit enhancement	11.70%	15.60%	13.00%
Government debt and municipal bonds	Corporate debt and other debt	143		Discounted cash flows	Yields	6.54%	9.55%	7.54%

Private equities, hedge fund investments and related equity derivatives	Equities	3,050		Market comparable	EV/EBITDA multiples	3.20X	17.20X	7.94X
	Derivative liabilities		–	Discounted cash flows	EV/Rev multiples	0.70X	5.72X	2.59X
				Price-based	P/E multiples	7.30X	22.60X	11.27X
					Liquidity discounts (4)	10.00%	40.00%	10.40%
					Discount rate	8.50%	8.50%	8.50%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)	Derivative assets	355		Discounted cash flows	Interest rates	1.89%	4.59%	Even
	Derivative liabilities		900	Option pricing model	CPI swap rates	1.84%	1.96%	Even
					IR-IR correlations	48.00%	86.00%	Even
					FX-IR correlations	(76.00)%	66.00%	Even
					FX-FX correlations	(74.00)%	61.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)	Derivative assets	21		Discounted cash flows	Dividend yields	0.00%	10.60%	Lower
	Deposits		478	Option pricing model	EQ correlations	6.30%	95.85%	Middle
	Derivative liabilities		283		EQ-FX correlations	(77.11)%	50.38%	Middle
					EQ volatilities	6.00%	146.87%	Lower
Other (8)	Derivative assets	16
	Other assets	7
	Mortgage-backed securities	31
	Derivative liabilities		36
Total		$5,404	$1,699

(1)
The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.

(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)
Enterprise Value (EV); Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); Price / Earnings (P/E); Revenue (Rev); Consumer Price Index (CPI); Interest Rate (IR); Foreign Exchange (FX); Equity (EQ)

(4)	Fair value of securities with liquidity discount inputs totalled $624 million (October 31, 2024 – $541 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the year ended October 31, 2025

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
Corporate debt and other debt	$–	$–	$–	$3	$(3)	$83	$(51)	$32	$–
Equities	2,544	(188)	9	732	(233)	7	(8)	2,863	(87)
	2,544	(188)	9	735	(236)	90	(59)	2,895	(87)
Investment
Mortgage-backed securities	31	2	(2)	–	(2)	–	–	29	2
Corporate debt and other debt	143	6	9	–	(24)	–	–	134	6
Equities	506	21	48	32	(25)	–	–	582	21
	680	29	55	32	(51)	–	–	745	29
Loans	1,781	66	–	248	(817)	10	(14)	1,274	(3)
Other
Net derivative balances (3)
Interest rate contracts	(493)	(103)	3	24	(29)	(11)	1	(608)	(116)
Foreign exchange contracts	(51)	(4)	2	4	(1)	100	6	56	3
Credit derivatives	–	–	–	2	–	–	–	2	–
Other contracts	(303)	5	(1)	(127)	19	(360)	511	(256)	(35)
Valuation adjustments	18	–	–	(33)	(64)	–	–	(79)	–
Other assets	7	–	–	–	(3)	–	–	4	–
	$4,183	$(195)	$68	$885	$(1,182)	$(171)	$445	$4,033	$(209)
Liabilities
Deposits	$(478)	$(79)	$(2)	$(674)	$156	$(274)	$1,050	$(301)	$16
	$(478)	$(79)	$(2)	$(674)	$156	$(274)	$1,050	$(301)	$16

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Equities	2,266	(195)	5	577	(88)	1	(22)	2,544	(128)
	2,266	(195)	5	577	(88)	1	(22)	2,544	(128)
Investment
Mortgage-backed securities	29	–	2	–	–	–	–	31	n.s.
Corporate debt and other debt	149	–	11	–	(17)	–	–	143	n.s.
Equities	466	–	35	6	(3)	2	–	506	n.s.
	644	–	48	6	(20)	2	–	680	n.s.
Loans	1,859	(25)	37	513	(445)	70	(228)	1,781	63
Other
Net derivative balances (3)
Interest rate contracts	(662)	46	1	(47)	145	30	(6)	(493)	51
Foreign exchange contracts	(49)	(15)	7	14	3	3	(14)	(51)	(9)
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(438)	(139)	2	(106)	8	(330)	700	(303)	31
Valuation adjustments	3	–	–	(4)	19	–	–	18	–
Other assets	11	–	–	–	(4)	–	–	7	–
	$3,634	$(328)	$100	$953	$(382)	$(224)	$430	$4,183	$8
Liabilities
Deposits	$(383)	$(119)	$–	$(583)	$165	$(120)	$562	$(478)	$(40)
	$(383)	$(119)	$–	$(583)	$165	$(120)	$562	$(478)	$(40)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $35 million for the year ended October 31, 2025 (October 31, 2024 – gains of $38 million) excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2025 included derivative assets of $462 million (October 31, 2024 – $ 392 million) and derivative liabilities of $ 1,347 million (October 31, 2024 – $ 1,221 million).
n.s.	not significant

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2025			October 31, 2024

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Corporate debt and other debt	$32	$4	$(4)	$–	$–	$–
Equities	2,863	24	(23)	2,544	50	(46)
Investment
Mortgage-backed securities	29	4	(4)	31	4	(4)
Corporate debt and other debt	134	8	(7)	143	9	(8)
Equities	582	53	(52)	506	45	(44)
Loans	1,274	13	(13)	1,781	19	(20)
Derivatives	462	11	(10)	392	5	(4)
Other assets	4	–	–	7	–	–
	$5,380	$117	$(113)	$5,404	$132	$(126)
Deposits	$(301)	$3	$(3)	$(478)	$15	$(15)
Derivatives	(1,347)	55	(68)	(1,221)	54	(57)
	$(1,648)	$58	$(71)	$(1,699)	$69	$(72)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy
Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2025
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$9,909	$–	$–	$–	$–	$9,909
Amortized cost securities (2)	–	115	98,613	–	98,728	98,728
Assets purchased under reverse repurchase agreements and securities borrowed	72,713	–	10,757	–	10,757	83,470
Loans
Retail	83,459	–	558,699	6,255	564,954	648,413
Wholesale	8,135	–	365,890	8,526	374,416	382,551
	91,594	–	924,589	14,781	939,370	1,030,964
Other assets	57,685	–	552	250	802	58,487
	231,901	115	1,034,511	15,031	1,049,657	1,281,558
Deposits
Personal	289,651	–	198,695	298	198,993	488,644
Business and government	504,918	–	273,643	569	274,212	779,130
Bank	23,643	–	13,000	14	13,014	36,657
	818,212	–	485,338	881	486,219	1,304,431
Obligations related to assets sold under repurchase agreements and securities loaned	46,109	–	491	–	491	46,600
Other liabilities	53,331	–	4,714	248	4,962	58,293
Subordinated debentures	–	–	13,887	–	13,887	13,887
	$917,652	$–	$504,430	$1,129	$505,559	$1,423,211

	As at October 31, 2024
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$12,024	$–	$–	$–	$–	$12,024
Amortized cost securities (2)	–	68	96,268	–	96,336	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	54,331	–	12,161	–	12,161	66,492
Loans
Retail	79,960	–	533,708	5,652	539,360	619,320
Wholesale	16,022	–	321,684	7,855	329,539	345,561
	95,982	–	855,392	13,507	868,899	964,881
Other assets	49,414	–	412	267	679	50,093
	211,751	68	964,233	13,774	978,075	1,189,826
Deposits
Personal	273,228	–	216,675	267	216,942	490,170
Business and government	443,077	–	241,204	467	241,671	684,748
Bank	23,942	–	13,241	–	13,241	37,183
	740,247	–	471,120	734	471,854	1,212,101
Obligations related to assets sold under repurchase agreements and securities loaned	34,658	–	–	–	–	34,658
Other liabilities	51,561	–	1,983	16,306	18,289	69,850
Subordinated debentures	–	–	13,602	–	13,602	13,602
	$826,466	$–	$486,705	$17,040	$503,745	$1,330,211

(1)	Certain financial instruments have not been assigned to a level as the carrying amount approximates their fair values.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.